Summary of significant accounting policies, estimates and judgments (Policies)	6 Months Ended
Apr. 30, 2022
Statement [Line Items]
Changes in accounting policies
Interest Rate Benchmark Reform
As part of the interest rate benchmark reform, the publication of all non-USD London Interbank Offered Rate (LIBOR) settings ceased on December 31, 2021. As at April 30, 2022 and consistent with our transition plan, our exposure to financial instruments referencing non-USD LIBOR interest rates is not material to our financial statements.